EMPLOYEE BENEFIT PLANS - Retirement Pension Premium Plan and Executive Pension Plan Premium - Plan assets (Details) - Plan assets - Retirement Pension Premium Plan and Senior Management Pension Plan Premium - COP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
EMPLOYEE BENEFIT PLANS
Fair value of assets as of January 1	$ 30,121	$ 25,211
Employee contributions	6,614	2,500
Interest income on plan assets	2,329	1,538
Return on plan assets greater/(less) than discount rate	(4,245)	872
Benefits paid	(34,819)
Fair value assets at December 31		$ 30,121